SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
0 1 - N o v - 0 8
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
Not Applicable
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
02-Oct-08
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-139693-24
Commission File Number of depositor:
333-139693
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-2
7 4 5 S e v e n t h A v e n u e
New York, New York
10019
(212) 526-7000
New York
FORM 10-D
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
_ X _
On November 25, 2008 a distribution was made to holders of Structured Adjustable Rate Mortgage Loan Trust,
Series 2008-2, Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates. The monthly report to holders is attached as Exhibit 99.1.
A1 [___] [___] [_X_]
A1X [___] [___] [_X_]
A2 [___] [___] [_X_]
A21 [___] [___] [_X_]
A22 [___] [___] [_X_]
A3 [___] [___] [_X_]
A31 [___] [___] [_X_]
A32 [___] [___] [_X_]
A4 [___] [___] [_X_]
A5 [___] [___] [_X_]
B1 [___] [___] [_X_]
B2 [___] [___] [_X_]
B3 [___] [___] [_X_]
R [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(99.1)
Monthly report distributed to holders of Structured Adjustable Rate Mortgage Loan Trust, Series 2008-
2, Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, relating to the
November 25, 2008 distribution.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-2
Diane Moormann
VP Master Servicing Compliance
Diane Moormann
/s/ :
12/3/08
(Issuing Entity)
Aurora Loan Services LLC, as Master Servicer
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of Structured Adjustable Rate Mortgage Loan Trust, Series 2008-2,
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, relating to the
November 25, 2008 distribution.